SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2011
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Basis of consolidation

(b)                Basis of consolidation

The consolidated financial statements include the financial statements of Suntech Power and its subsidiaries. All intercompany transactions and balances are eliminated on consolidation.

Fair value measurement

(c)                Fair value measurement

Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (also referred to as an exit price). The Company utilizes a hierarchy for inputs used in measuring fair value that gives the highest priority to observable inputs and the lowest priority to unobservable inputs as follows:

Level 1:  Quoted prices in active markets that are accessible by the Company at the measurement date for identical assets and liabilities.

Level 2:  Inputs other than quoted market prices in active markets that are observable, either directly or indirectly.

Level 3:  Unobservable inputs are used when little or no market data is available.

Valuation techniques used to measure fair value maximize the use of observable inputs. As such, when available, the Company measures the fair value of financial instruments based on quoted market prices in active markets, valuation techniques that use observable market-based inputs or unobservable inputs that are corroborated by market data. Pricing information the Company obtains from third parties is internally validated for reasonableness prior to use in the consolidated financial statements. When observable market prices are not readily available, the Company generally estimates the fair value using valuation techniques that rely on alternate market data or inputs that are generally less readily observable from objective sources and are estimated based on pertinent information available at the time of the applicable reporting periods. In certain cases, fair values are not subject to precise quantification or verification and may fluctuate as economic and market factors vary and the Company’s evaluation of those factors changes. Although the Company uses its best judgment in estimating the fair value of these financial instruments, there are inherent limitations in any estimation technique. In these cases, a minor change in an assumption could result in a significant change in its estimate of fair value, thereby increasing or decreasing the amounts of the Company’s consolidated assets, liabilities, equity and net income or loss. See Note 3, “Fair Value of Financial Instruments”, for further details.

Use of estimates

(d)                                                 Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets, long lived assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Company bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Company’s consolidated financial statements include allowance for doubtful accounts and other receivables, lower of cost or market charges and other provisions for inventory and purchase commitments, accrued liabilities, valuation allowances for long-term prepayments and long-term loans to suppliers, forfeiture rates of stock options, useful lives of property, plant and equipment and finite-lived intangible assets, revenue recognition for system integration projects accounted for under the percentage of completion method, accruals for warranty costs, valuation allowances for deferred tax assets, valuation of derivative and other financial instruments, assumptions used to determine retirement obligations, assumptions used to measure other-than-temporary-impairment for investments in affiliates and long-term investments, and assumptions used to measure impairment of goodwill, intangible assets and long-lived assets.

Cash, cash equivalents and restricted cash

(e)                                                Cash, cash equivalents and restricted cash

Cash and cash equivalents are stated at cost plus accrued interest, which approximates fair value. Cash consists of cash on hand, money market funds and demand deposits, which are unrestricted as to withdrawal and use, and which have maturities of three months or less.

Restricted cash represents bank deposits pledged for short-term bank borrowings, bank deposits for securing letter of credit facilities, for issuance of bank acceptance notes and trade accepatance notes, and amounts held by counterparties under forward contracts, which are not available for general use.

Derivatives financial instruments and hedge accounting

(f)                                                  Derivatives financial instruments and hedge accounting

The Company’s risk management strategy includes the use of derivative financial instruments as hedges of foreign currency exchange risk, whenever management determines their use to be reasonable and practical. This strategy does not permit the use of derivative financial instruments for trading purposes, nor does it allow for speculation. The Company uses foreign currency forward exchange contracts to hedge the exposure to foreign currency risk, primarily the Euro and Renminbi (“RMB”). The purpose of the Company’s foreign currency derivative activities is to protect the Company from the risk that the United States Dollar (“US dollar”) net cash flows resulting from forecasted foreign currency-denominated transactions will be negatively affected by changes in exchange rates. The Company uses foreign currency forward exchange contracts to offset changes in the amount of future cash flows associated with certain third-party sales expected to occur within the next two years.

The Company recognizes all derivative instruments as either assets or liabilities at fair value in the consolidated balance sheets. The Company does not offset the carrying amounts of derivatives with the same counterparty. The recognition of gains or losses resulting from changes in the values of those derivative instruments is based on the use of each derivative instrument.

The Company qualified for foreign currency cash flow hedge accounting with respect to certain foreign-currency forward exchange contracts that the Company entered into to hedge, for accounting purposes, changes in the cash flow of forecasted foreign currency denominated sales transactions attributable to changes in foreign currency exchange rate. When hedging relationships are highly effective, the effective portion of the gain or loss on the derivative cash flow hedges is recorded in accumulated other comprehensive income, net of tax, until the underlying hedged transaction is recognized in the consolidated income statements. The ineffective portion of cash flow hedges, if any, is recognized in income immediately. In the event that the underlying hedge transaction will not occur within the specified time period, the gain or loss on the related cash flow hedge is immediately released from accumulated other comprehensive income and included in the consolidated income statements. The effectiveness of designated hedging relationships is tested and documented on at least a quarterly basis. Gains or losses on those foreign currency forward exchange contracts which do not qualify for hedge accounting are recognized in other income in the consolidated statements of operations.

As of December 31, 2010 and 2011, the Company had outstanding foreign currency forward exchange contracts with notional amounts of $2,177.4 million and $857.5 million, respectively. The notional amounts of derivative instruments designated as cash flow hedges was $628.2 million and $401.8 million as of December 31, 2010 and 2011, respectively.

The net unrealized gain (loss) from the change in the fair value on the effective portion of derivative cash flow hedges, which is recorded in accumulated other comprehensive income, net of tax, was $4.8 million, ($19.0) million and $50.3 million, for the years ended December 31, 2009, 2010 and 2011, respectively. The loss from the change in the fair value on the ineffective portion of derivative cash flow hedges, which is recorded in other income (expense), net of tax, was $8.0 million, $49.8 million and $93.0 million, for the years ended December 31, 2009, 2010 and 2011, respectively.

Advances to suppliers and long-term prepayments to suppliers

(g)                                                Advances to suppliers and long-term prepayments to suppliers

In order to secure a stable supply of silicon materials, the Company makes prepayments to certain suppliers for written purchase orders on contracts. The Company has the right to inspect products prior to acceptance under a portion of these arrangements. The Company can also terminate the arrangements and request refund of these prepayments with interest and/or penalty in the event of suppliers delay or failure to deliver. Advances to suppliers for purchases expected within 12 months as of each balance sheet date are recorded in advances to suppliers. Future balances are recorded in long-term prepayments. As of December 31, 2010 and 2011, advances to suppliers were $84.4 million and $84.4 million, respectively, and long-term prepayments were $213.8 million and $185.1 million, respectively. The Company does not receive collateral for most of the prepayments. As a result, the Company’s claims for such prepayments are unsecured, which exposes the Company to the suppliers’ credit risk. As of December 31, 2010 and 2011, prepayments made to individual suppliers in excess of 10% of total advances and long-term prepayments are as follows:

Inventories

(h)                                                Inventories

Inventories are stated at the lower of cost or market. Cost comprises direct materials and, where applicable, direct labor costs and overhead incurred in bringing inventories to their present location and condition. Raw materials are stated at weighted-average cost. Work-in-process and finished goods are stated at standard costs as adjusted for variances, which approximates actual cost determined on a weighted-average basis. The Company evaluates the recoverability of its inventories based on assumptions about expected demand and market conditions. The Company’s assumption of expected demand is developed based on its analysis of bookings, sales backlog, sales pipeline, market forecast, and competitive intelligence. The Company’s assumption of expected demand is compared to available inventory, production capacity, available third-party inventory, and growth plans. The Company’s factory production plans, which drive materials requirement planning, are established based on its assumptions of expected demand. The Company responds to reductions in expected demand by temporarily reducing manufacturing output and adjusting expected valuation assumptions as necessary. In addition, expected demand by geography has changed historically due to changes in the availability and size of government mandates and economic incentives. Other market conditions that could impact the realizable value of the Company’s inventories and are periodically evaluated by management include historical inventory turnover ratio, anticipated sales price, new product development schedules, the effect new products might have on the sale of existing products, product obsolescence, customer concentrations, product merchantability, and other factors. If actual market conditions are less favorable than projected by management, additional inventory write-downs may be required. In addition, the Company also considers factors like historic usage, product obsolescence and product merchantability.

On occasion, the Company enters into firm purchase commitments to acquire materials from its suppliers. A firm purchase commitment represents an agreement that specifies all significant terms, including the price and timing of the transactions, and includes a disincentive for nonperformance that is sufficiently large to make performance probable. This disincentive is generally in the form of a “take or pay” provision which requires the Company to pay for committed volumes regardless of whether the Company actually acquires the materials. The Company evaluates these agreements and records a loss, if any, on firm purchase commitments using the same lower of cost or market approach as that used to value inventory.

Investments

(i)                                                   Investments

Investments in debt and marketable equity securities, including warrants and certain structured deposits, are classified as trading, available-for-sale, or held-to-maturity. Investments classified as trading are reported at fair value with unrealized gains and losses included in income. Investments classified as available-for-sale are reported at fair value with unrealized gains and losses recorded in other comprehensive income. Investments classified as held-to-maturity are reported at amortized cost. The cost of investments sold is determined by specific identification.

The Company routinely reviews available-for-sale and held-to-maturity securities for other-than-temporary declines in fair value below the cost basis, and when events or changes in circumstances indicate the carrying value of an asset may not be recoverable, the security is written down to fair value.

Affiliated companies, in which the Company has significant influence, but not control, are accounted for under the equity method of accounting. Equity method adjustments include the Company’s proportionate share of investee income or loss, gains or losses resulting from investee capital transactions, adjustments to recognize certain differences between the Company’s carrying value and the Company’s equity in net assets of the investee at the date of investment, impairments, and other adjustments required by the equity method. The Company records investments under the cost method when they do not qualify for the equity method. Gain or losses are realized when such investments are sold.

Investments are evaluated for impairment at the end of each period. Unrealized losses are recorded in other expenses when a decline in fair value is determined to be other-than-temporary. The Company reviews several factors to determine whether a loss is other-than-temporary. These factors include, but are not limited to, the: (1) nature of the investment; (2) cause and duration of the impairment; (3) extent to which fair value is less than cost; (4) financial conditions and near term prospects of the issuers; and (5) ability to hold the security for a period of time sufficient to allow for any anticipated recovery in fair value. The Company recorded impairment charges on its investments of nil, $82.3 million and $93.0 million for the years ended December 31, 2009, 2010 and 2011, respectively. Of these impairment charges, nil, $82.3 million, and $48.0 million have been recorded in equity in net earnings (loss) of affiliates, respectively, and nil, nil, and $45 million have been recorded in other income (expense), net, respectively, in the consolidated statements of operations.

Property, plant and equipment

(j)                                                   Property, plant and equipment

Property, plant and equipment are recorded at cost less accumulated depreciation and amortization. Depreciation and amortization are provided on a straight-line basis over the following estimated useful lives:

Land	Indefinite
Buildings	20-27 years
Leasehold improvements	Over the shorter of the lease term or their estimated useful lives
Plant and machinery	5-10 years
Furniture, fixtures and equipment	4-15 years
Motor vehicles	4-6 years

Costs incurred in constructing new facilities, including capitalized interest and other costs relating to the construction, are capitalized and transferred to property, plant and equipment on completion, at which time depreciation commences.

Intangible assets

(k)                                               Intangible assets

Intangible assets primarily represent technical know-how, trade names, patents and technology, customer relationships and non-compete agreements. Intangible assets are recorded at fair value at the time of acquisition less accumulated amortization, if applicable. Amortization is recorded according to the following table on a straight-line basis for all intangible assets except customer relationships, which are amortized on an accelerated basis, and trade names, which are not amortized:

Technical know-how	10 years
Trade names	Indefinite
Patents and technology	10-25 years
Customer relationships	2-13 years
Non-compete agreements	3 years

The Company performs a quarterly review of intangible assets to determine if facts and circumstances indicate that the useful life is shorter than originally estimated or that the carrying amount of assets may not be recoverable. The Company recorded impairment charges of nil, nil and $125.7 million for the years ended December 31, 2009, 2010 and 2011, respectively. See Note 9, “Intangible assets, net”, for additional discussion on the impairment of intangible assets.

Goodwill

(l)                                                  Goodwill

Goodwill represents the excess of total consideration over the fair value of the identifiable assets less liabilities acquired in a business combination. Goodwill is reviewed at least annually for impairment, or earlier if there is indication of impairment. The goodwill impairment test involves a two-step approach. Under the first step, the Company determines the fair value of its reporting unit(s). The fair value of the reporting unit is compared with its carrying value, including goodwill. If the estimated fair value exceeds the carrying value, no impairment loss is recognized. If the carrying value exceeds the fair value, goodwill is considered potentially impaired and the second step is completed in order to measure the impairment loss, if any. In the second step, the Company assigns the fair value of the reporting unit calculated in step one to all of the assets and liabilities of that reporting unit, as if a market participant had acquired the reporting unit in a business combination. The excess of the fair value of the reporting unit determined in the first step of the impairment test over the total amount assigned to the assets and liabilities in the second step of the impairment test represents the implied fair value of goodwill. If the carrying value of a reporting unit’s goodwill exceeds the implied fair value of goodwill, an impairment loss equal to the difference is recorded. The Company recorded goodwill impairment charges of nil, nil and $281.5 million for the years ended December 31, 2009, 2010 and 2011, respectively.  See Note 10 “Goodwill”, for additional discussion on the impairment of goodwill.

Impairment of long-lived assets

(m)                                             Impairment of long-lived assets

The Company evaluates its long-lived assets and finite-lived intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable. When these events occur, the Company compares the asset group’s carrying value to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Company recognizes an impairment loss based on the fair value of the assets. The Company recorded impairment charges of nil, $54.6 million and $54.6 million for the years ended December 31, 2009, 2010 and 2011, respectively. See Note 8, “Property, plant and equipment, net”,  for additional discussion on the impairment of long-lived assets.

Income taxes

(n)                                                Income taxes

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, net operating loss carry forwards and credits by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities. The Company recognizes the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on the characteristics of the underlying assets and liabilities or the expected timing of their use when they do not relate to a specific asset or liability.

Revenue recognition

(o)                                                 Revenue recognition

The Company currently derives revenues from two sources: (1) Sales of PV modules (including BIPV products), and (2) other revenues, which includes sales of PV cells, others products and services, primarily PV system integration, silicon wafers, and equipment for printed circuit boards, which are used in PV cell manufacturing.

The Company recognizes revenues for product sales when persuasive evidence of an arrangement exists, delivery of the product has occurred, title and risk of loss have transferred to the customer, the sales price is fixed or determinable, and collectability of the receivable is reasonably assured. The Company recently began offering extended payment terms to some of its customers, which, in certain instances, requires the Company to defer revenue recognition as it does not have a history of collecting under similar extended payment terms.  In such instances, revenue is recognized when collectability is reasonably assured, which is normally when the payment becomes due.

The Company recognizes revenue from service contracts upon completion of all services in view of the short-term nature of such contracts. Such contracts were insignificant for all years presented.

Sales of PV cells and modules are recorded when the products are delivered and title has passed to the customers. A majority of the Company’s sales to PRC customers and new overseas customers require the customers to prepay before delivery occurs. Such prepayments are recorded in advances from customers until delivery occurs.

The Company recognizes revenue using the percentage of completion method for systems integration projects for which the Company provides engineering, procurement and constructions (“EPC”) services under an EPC contract when the contract price is fixed or determinable and over $1.5 million or the project performance cycle will be longer than six months. The Company uses this method because it considers costs incurred to be the best available measure of progress on these contracts. The Company makes estimates of the costs to complete a contract and recognizes revenue based on the estimated progress to completion. The Company periodically revises its profit estimates based on changes in facts, and immediately recognizes any losses that are identified on contracts. Incurred costs include all direct material, labor, subcontractor cost, and those indirect costs related to contract performance, such as indirect labor, supplies and tools. The Company recognizes job material costs as incurred costs when the job materials have been installed. The Company considers job materials to be installed materials when they are permanently attached or fitted to the solar power systems as required by the engineering design.  Under the percentage of completion method, costs and recognized and unbilled income are recorded as current assets and included in other current assets.  On the other hand, billings in excess of costs and recognized income are recorded as current liabilities and included in other current liabilities.

When the percentage-of-completion method is not appropriate or does not meet the aforementioned thresholds, the Company recognizes revenue for system integration and automation machinery at the time the project is completed, assuming all other revenue recognition criteria have been met. Contract completion terms are typically within one year.

Buy/sell arrangements

(p)                                                 Buy/sell arrangements

The Company has buy/sell arrangements with certain raw material vendors wherein the Company sells finished goods, comprised of either solar cells or solar modules, in exchange for raw materials, typically silicon wafers. These arrangements are made with counterparties in the same line of business as the Company and are executed as a means of securing a consistent supply of raw materials. The transactions are recorded in revenues and cost of revenues at fair value on a gross basis.

During the years ended December 31, 2009, 2010 and 2011, the Company purchased $32.5 million, $5.1 million and $66.9 million of raw materials and sold $35.5 million, $5.6 million and $24.0 million of finished goods under these buy/sell arrangements, respectively.

Cost of revenue

(q)                                                Cost of revenue

Cost of revenue includes production related direct costs, depreciation and amortization, indirect costs, inventory obsolescence, lower of cost or market charges and, for the year ended December 31, 2011, the write-off of unamortized cost of warrants granted to MEMC following the termination of the 10-year long-term supply agreement.

Shipping and handling costs

(r)                                                Shipping and handling costs

Payments received from customers from shipping and handling costs are included in net revenues. In order to facilitate comparison between Suntech and its peers, since the second quarter of 2011, Suntech has classified shipping and handling costs as selling expenses. Previously, shipping and handling costs were included in cost of revenues. Such costs for the years ended December 31, 2009 and 2010 have been reclassified to conform to the current year presentation.  Shipping and handling costs relatied to solar module sales of $23.2 million, $39.3 million and $61.7 million are included in selling expenses for the years ended December 31, 2009, 2010 and 2011, respectively.

Warranty cost

(s)                                                Warranty cost

The Company’s standard PV modules were typically sold with a five-year warranty for defects in materials and workmanship. Since April 2011, the Company extended the warranty period in relation to defects in materials and workmanship from five years to ten years. The Company’s PV modules also contain a 5, 12, 18 and 25-year standard warranty against declines of more than 5.0%, 10.0%, 15.0% and 20.0% of initial power generation capacity, respectively. Suntech Japan’s standard PV modules sold in Japan are typically sold with a 10-year warranty for defects in materials and workmanship and a 25-year warranty against declines of more than 10.0% of initial peak power. The warranty periods of Suntech Japan’s BIPV products vary depending on the nature and specification of each BIPV product. Additionally, a few of the customers have requested post-sales obligations. These obligations have primarily consisted of (i) guaranteeing minimum system output for a certain period of time, normally less than five years, which requires the Company to compensate the customer for losses if the system output is lower than the minimum requirement; and (ii) providing certain post-sales system quality warranty for a certain period of time, normally less than five years. The Company accrues warranty costs when recognizing revenue and recognizes such costs as a component of selling expense. Warranty costs primarily consist of replacement costs for parts and materials and labor costs for maintenance personnel. Due to its limited solar module manufacturing history, the Company does not have a significant history of warranty claims. Based on its best estimates of both future costs and the probability of incurring warranty claims, the Company accrues for product warranties at 1% of solar module sales. The Company derives its estimates from a number of factors, including (1) an analysis of actual historical costs incurred in connection with its warranty claims, (2) an assessment of competitors’ accrual and claim history and (3) changes in the market price of products required to be incurred to provide the warranty service, (i.e. the PV products) and (4) results from academic research, including industry-standard accelerated testing, and other assumptions that the Company believes to be reasonable under the circumstances. The Company’s revision to its warranty policy in June 2011 did not have a material effect on its warranty accrual rate. The Company acknowledges that such estimates are subjective and will continue to analyze its claim history, the performance of its products compared to its competitors, PV products price trend and academic research results to determine whether the accrual is adequate. Should the Company begin to experience warranty claims different from its accrual rate, the Company will prospectively revise the warranty accrual rate.

Leases

(t)                                                  Leases

Leases are classified as capital or operating leases. A lease that transfers to the lessee substantially all the benefits and risks incidental to ownership is classified as a capital lease. At inception, a capital lease is recorded at the present value of minimum lease payments or the fair value of the asset, whichever is less. Assets under capital leases are amortized on a basis consistent with that of similar fixed assets or the lease term, whichever is less. Operating lease costs are recognized on a straight-line basis over the lease term.

Foreign currency translation and comprehensive income (loss)

(u)                                            Foreign currency translation and comprehensive income (loss)

The US dollar, the currency in which a substantial portion of the Company’s transactions are denominated, is used as the functional and reporting currency of the Company. Monetary assets and liabilities denominated in currencies other than the US dollar are translated into the US dollar at exchange rates at the balance sheet date. Transactions in currencies other than the US dollar during the year are converted into the US dollar at exchange rates on the transaction date. Transaction gains and losses are recognized in the statements of operations.

The financial records of certain of the Company’s subsidiaries are maintained in local currencies other than the US dollar, such as the RMB, Euro (“EUR”) and Japanese Yen (“JPY”), which are their respective functional and reporting currencies. Assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expenses and gains and losses are translated using the average exchange rates for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of accumulated other comprehensive income in the statement of changes in equity and comprehensive income (loss).

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in China’s foreign exchange trading system market. The Company’s aggregate amount of cash, cash equivalents and restricted cash denominated in RMB amounted to $312.8 million and $367.8 million as of December 31, 2010 and 2011, respectively.

Concentration of credit risk

(v)  Concentration of credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist principally of cash and cash equivalents, accounts receivable, advances to suppliers, amounts due from related parties, long-term loans to suppliers and long-term prepayments. All of the Company’s cash and cash equivalents are held with financial institutions that the Company believes to be of high credit quality. The Company conducts credit evaluations of customers and generally does not require collateral or other security from its customers. The Company establishes an allowance for doubtful accounts primarily based upon the age of the receivable and factors surrounding the credit risk of specific customers. With respect to advances to suppliers and amounts due from related parties who are also mainly suppliers of the Company, such suppliers are primarily suppliers of silicon wafers raw materials. The Company performs ongoing credit evaluations of these suppliers’ financial conditions. The Company generally does not require collateral or other security against such suppliers; however, it maintains a reserve for potential credit losses. Such losses have historically been within management’s expectations.

Share-based compensation

(w)                                               Share-based compensation

The Company recognizes the services received in exchange for awards of equity instruments based on the grant-date fair value of the award. The estimated compensation cost is recognized ratably over the period the grantee is required to provide services per the conditions of the award. See Note 22, “Share Options and Restricted Shares”, for further details.

Commitments and Contingencies

(x)                                                Commitments and Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated.  Legal costs are expensed when incurred. Gain contingencies are not recorded until realized or realizable.

Per share data

(y)                                                 Per share data

Basic net income (loss) per share is computed by dividing net income (loss) attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year. Diluted net income (loss) per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares and is calculated using the treasury stock method for stock options and warrants. Common equivalent shares for which the exercise price exceeds the average market price over the period have an anti-dilutive effect on earnings per share and, accordingly, are excluded from the calculation. The shares that would be issued upon the conversion of the Company’s 0.25% Convertible Senior Notes due in 2012, 3.0% Convertible Senior Notes due in 2013 and 5.0% Convertible Loan due in 2016 are included in the calculation of diluted earnings per share using the if-converted method if their inclusion is dilutive to earnings per share. See Note 15, “Convertible Notes”, for further details.